S000028165 [Member] Investment Objectives and Goals - DoubleLine Emerging Markets Fixed Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Emerging Markets Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high total return from current income and capital appreciation.